LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.52%
Aerospace & Defense–1.13%
†Axon Enterprise, Inc.	5,003	$3,590,353
General Electric Co.	50,921	15,318,055
HEICO Corp.	2,134	688,898
		19,597,306
Automobiles–2.26%
Ferrari NV	16,364	7,940,140
†Tesla, Inc.	70,710	31,446,151
		39,386,291
Beverages–1.18%
†Celsius Holdings, Inc.	99,270	5,707,032
†Monster Beverage Corp.	220,082	14,813,720
		20,520,752
Biotechnology–2.10%
AbbVie, Inc.	78,828	18,251,835
†Alnylam Pharmaceuticals, Inc.	3,180	1,450,080
†Exelixis, Inc.	32,626	1,347,454
†Genmab AS ADR	111,599	3,422,741
†Natera, Inc.	13,375	2,152,974
†Vertex Pharmaceuticals, Inc.	25,343	9,925,333
		36,550,417
Broadline Retail–5.42%
†Amazon.com, Inc.	429,734	94,356,694
		94,356,694
Building Products–0.14%
†Trex Co., Inc.	47,397	2,449,003
		2,449,003
Capital Markets–0.51%
Cboe Global Markets, Inc.	30,742	7,539,476
Evercore, Inc. Class A	4,120	1,389,758
		8,929,234
Chemicals–0.52%
Element Solutions, Inc.	15,248	383,792
Sherwin-Williams Co.	25,245	8,741,334
		9,125,126
Commercial Services & Supplies–0.33%
†Copart, Inc.	100,489	4,518,990
Tetra Tech, Inc.	37,322	1,245,809
		5,764,799
Communications Equipment–0.64%
†Arista Networks, Inc.	56,423	8,221,395
Motorola Solutions, Inc.	6,303	2,882,299
		11,103,694
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.25%
Comfort Systems USA, Inc.	5,296	$4,370,153
		4,370,153
Consumer Finance–0.17%
Synchrony Financial	40,588	2,883,777
		2,883,777
Consumer Staples Distribution & Retail–1.40%
Costco Wholesale Corp.	23,804	22,033,697
†Sprouts Farmers Market, Inc.	20,934	2,277,619
		24,311,316
Diversified Consumer Services–0.68%
†Bright Horizons Family Solutions, Inc.	56,577	6,142,565
†Duolingo, Inc.	7,315	2,354,260
†Grand Canyon Education, Inc.	15,474	3,396,852
		11,893,677
Electrical Equipment–0.02%
GE Vernova, Inc.	487	299,456
		299,456
Electronic Equipment, Instruments & Components–0.63%
Amphenol Corp. Class A	88,114	10,904,108
		10,904,108
Entertainment–3.64%
†Netflix, Inc.	49,119	58,889,752
†ROBLOX Corp. Class A	31,431	4,353,822
		63,243,574
Financial Services–4.58%
†Affirm Holdings, Inc.	8,996	657,428
†Corpay, Inc.	23,320	6,717,559
Mastercard, Inc. Class A	25,335	14,410,801
†Toast, Inc. Class A	63,820	2,330,068
Visa, Inc. Class A	162,518	55,480,395
		79,596,251
Ground Transportation–0.92%
†Saia, Inc.	16,402	4,910,103
†Uber Technologies, Inc.	112,689	11,040,141
		15,950,244
Health Care Equipment & Supplies–2.08%
†Dexcom, Inc.	11,576	778,949
†Inspire Medical Systems, Inc.	6,694	496,695
†Insulet Corp.	3,160	975,587
†Intuitive Surgical, Inc.	37,975	16,983,559
†Penumbra, Inc.	22,387	5,671,075
Stryker Corp.	30,399	11,237,598
		36,143,463
LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–0.77%
McKesson Corp.	11,252	$8,692,620
UnitedHealth Group, Inc.	13,388	4,622,876
		13,315,496
Health Care Technology–0.73%
†Veeva Systems, Inc. Class A	42,939	12,791,958
		12,791,958
Hotels, Restaurants & Leisure–2.13%
†Cava Group, Inc.	19,411	1,172,619
†Chipotle Mexican Grill, Inc.	187,657	7,354,278
†Dutch Bros, Inc. Class A	57,853	3,028,026
†Norwegian Cruise Line Holdings Ltd.	248,534	6,121,392
†Planet Fitness, Inc. Class A	60,248	6,253,742
Royal Caribbean Cruises Ltd.	26,905	8,705,920
Texas Roadhouse, Inc.	23,610	3,922,802
Travel & Leisure Co.	7,882	468,900
		37,027,679
Household Durables–0.12%
Garmin Ltd.	8,660	2,132,265
		2,132,265
Insurance–0.64%
Erie Indemnity Co. Class A	11,126	3,539,848
Progressive Corp.	30,963	7,646,313
		11,186,161
Interactive Media & Services–9.99%
Alphabet, Inc. Class C	354,752	86,399,849
Meta Platforms, Inc. Class A	108,426	79,625,886
†Reddit, Inc. Class A	33,632	7,735,024
		173,760,759
IT Services–0.29%
†Shopify, Inc. Class A	33,736	5,013,507
		5,013,507
Life Sciences Tools & Services–0.61%
†Medpace Holdings, Inc.	1,975	1,015,466
†Mettler-Toledo International, Inc.	5,106	6,268,177
†Waters Corp.	10,876	3,260,733
		10,544,376
Machinery–0.43%
Mueller Industries, Inc.	33,963	3,433,999
Otis Worldwide Corp.	43,399	3,967,971
		7,401,970
Marine Transportation–0.18%
†Kirby Corp.	37,604	3,138,054
		3,138,054
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–0.04%
Nexstar Media Group, Inc.	1,580	$312,429
Omnicom Group, Inc.	3,904	318,293
		630,722
Metals & Mining–0.32%
Southern Copper Corp.	45,257	5,492,390
		5,492,390
Passenger Airlines–0.16%
†Alaska Air Group, Inc.	28,392	1,413,354
Southwest Airlines Co.	40,673	1,297,875
		2,711,229
Personal Care Products–0.05%
†elf Beauty, Inc.	6,065	803,491
		803,491
Pharmaceuticals–2.74%
Eli Lilly & Co.	52,657	40,177,291
Zoetis, Inc.	51,764	7,574,108
		47,751,399
Professional Services–1.11%
Booz Allen Hamilton Holding Corp.	21,370	2,135,931
Broadridge Financial Solutions, Inc.	19,510	4,646,697
†CACI International, Inc. Class A	541	269,840
†ExlService Holdings, Inc.	72,088	3,174,035
Verisk Analytics, Inc.	36,116	9,083,535
		19,310,038
Semiconductors & Semiconductor Equipment–21.22%
†Advanced Micro Devices, Inc.	2,051	331,831
Applied Materials, Inc.	68,514	14,027,556
ASML Holding NV	4,782	4,629,407
†Astera Labs, Inc.	21,324	4,175,239
Broadcom, Inc.	273,893	90,360,040
†Enphase Energy, Inc.	27,188	962,183
NVIDIA Corp.	1,140,828	212,855,688
QUALCOMM, Inc.	36,883	6,135,856
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	51,929	14,503,251
Texas Instruments, Inc.	115,219	21,169,187
		369,150,238
Software–15.90%
†AppLovin Corp. Class A	14,636	10,516,551
†Cadence Design Systems, Inc.	20,346	7,146,736
†Crowdstrike Holdings, Inc. Class A	3,415	1,674,648
†Docusign, Inc.	10,041	723,856
LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Dolby Laboratories, Inc. Class A	10,742	$777,399
†Fortinet, Inc.	50,952	4,284,044
Intuit, Inc.	19,484	13,305,818
†Manhattan Associates, Inc.	19,099	3,914,913
Microsoft Corp.	339,474	175,830,558
Oracle Corp.	67,868	19,087,196
†Palantir Technologies, Inc. Class A	18,529	3,380,060
†Palo Alto Networks, Inc.	27,559	5,611,564
†Procore Technologies, Inc.	36,827	2,685,425
†RingCentral, Inc. Class A	149,971	4,250,178
†Samsara, Inc. Class A	33,569	1,250,445
†ServiceNow, Inc.	20,561	18,921,877
†Synopsys, Inc.	5,381	2,654,932
†Workday, Inc. Class A	1,075	258,785
†Zscaler, Inc.	838	251,115
		276,526,100
Specialized REITs–0.11%
Equinix, Inc.	2,539	1,988,646
		1,988,646
Specialty Retail–1.47%
†AutoZone, Inc.	395	1,694,645
†Carvana Co.	4,791	1,807,357
†Chewy, Inc. Class A	17,986	727,534
Home Depot, Inc.	35,451	14,364,391
TJX Cos., Inc.	17,492	2,528,293
Tractor Supply Co.	79,497	4,520,994
		25,643,214
Technology Hardware, Storage & Peripherals–4.90%
Apple, Inc.	335,068	85,318,365
		85,318,365
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.27%
†Birkenstock Holding PLC	11,621	$525,850
†Lululemon Athletica, Inc.	7,318	1,302,092
†On Holding AG Class A	68,026	2,880,901
		4,708,843
Trading Companies & Distributors–0.74%
Ferguson Enterprises, Inc.	13,954	3,133,789
FTAI Aviation Ltd.	22,454	3,746,675
United Rentals, Inc.	5,588	5,334,640
WW Grainger, Inc.	678	646,107
		12,861,211
Total Common Stock (Cost $763,808,312)		1,626,587,446
RIGHTS–0.00%
†=ABIOMED, Inc.	11,753	11,988
Total Rights (Cost $11,988)		11,988

EXCHANGE-TRADED FUND–1.44%
iShares Russell 1000 Growth ETF	53,460	25,041,199
Total Exchange-Traded Fund (Cost $24,941,586)		25,041,199
MONEY MARKET FUND–4.82%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	83,948,827	83,948,827
Total Money Market Fund (Cost $83,948,827)		83,948,827

TOTAL INVESTMENTS–99.78% (Cost $872,710,713)	1,735,589,460
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	3,786,718
NET ASSETS APPLICABLE TO 32,750,660 SHARES OUTSTANDING–100.00%	$1,739,376,178

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
233	CME E-mini S&P 500 Index Futures	$78,506,438	$76,879,041	12/19/25	$1,627,397	$—
5	CME E-mini S&P MidCap 400 Index Futures	1,643,100	1,646,212	12/19/25	—	(3,112)
Total Futures Contracts					$1,627,397	$(3,112)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
ETF–Exchange-Traded Fund
IT–Information Technology
S&P–Standard & Poor’s
LVIP Blended Large Cap Growth Managed Volatility Fund–4